ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued expenses and other current liabilities
Payable to online network providers	$ 55,057	¥ 356,647	¥ 127,247
Accrued advertising, marketing and promotional expenses	38,993	252,588	62,522
Salary and welfare payable	26,046	168,723	105,433
Accrued operating expenses	20,296	131,471	30,248
Payable for acquisitions	13,593	88,054
Advances from customers	3,515	22,769	18,192
Advances From end users	2,164	14,019	6,980
Other taxes payable	11,372	73,666	27,629
Accrued data center expenses	10,726	69,482	23,783
Payables for purchase of property and equipment	6,752	43,740	755
Payable for contingent considerations (note 3)	3,603	23,338	31,318
Deposits from advertisers	5,134	33,258	34,358
Others	3,015	19,533	13,229
Total	200,266	1,297,288	481,694
Other non-current liabilities
Payable for contingent considerations (note 3)			22,274
Payable for acquisitions	8,593	55,665
FIN48 liabilities	2,804	18,161	7,251
Total	$ 11,397	¥ 73,826	¥ 29,525